Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Jan. 31, 2017
Registrant Name	SEI DAILY INCOME TRUST /MA/
Central Index Key	0000701939
Amendment Flag	false
Document Creation Date	May 31, 2017
Document Effective Date	May 31, 2017
Prospectus Date	May 31, 2017
Class F Shares Prospectus | SDIT GOVERNMENT FUND | SDIT GOVERNMENT FUND - CLASS F, effective 1-31-2017 (formerly Class A)
Prospectus:
Trading Symbol	SEOXX
Class F Shares Prospectus | SDIT GOVERNMENT II FUND | SDIT GOVERNMENT II FUND - CLASS F, effective 1-31-2017 (formerly Class A)
Prospectus:
Trading Symbol	TCGXX
Class F Shares Prospectus | SDIT TREASURY FUND | SDIT TREASURY FUND - CLASS F, effective 1-31-2017 (formerly Class A)
Prospectus:
Trading Symbol	SEPXX
Class F Shares Prospectus | SDIT TREASURY II FUND | SDIT TREASURY II FUND - CLASS F, effective 1-31-2017 (formerly Class A)
Prospectus:
Trading Symbol	SCPXX
Class F Shares Prospectus | SDIT ULTRA SHORT DURATION BOND FUND | SDIT ULTRA SHORT DURATION BOND FUND - CLASS F, effective 1-31-2017 (formerly Class A)
Prospectus:
Trading Symbol	SECPX
Class F Shares Prospectus | SDIT SHORT DURATION GOVERNMENT FUND | SDIT SHORT DURATION GOVERNMENT FUND - CLASS F, effective 1-31-2017 (formerly Class A)
Prospectus:
Trading Symbol	TCSGX
Class F Shares Prospectus | SDIT GNMA FUND | SDIT GNMA FUND - CLASS F, effective 1-31-2017 (formerly Class A)
Prospectus:
Trading Symbol	SEGMX
Class CAA Shares Prospectus | SDIT GOVERNMENT FUND | SDIT GOVERNMENT FUND - CLASS F, effective 1-31-2017 (formerly Class A)
Prospectus:
Trading Symbol	SEOXX
Class CAA Shares Prospectus | SDIT GOVERNMENT FUND | Class CAA
Prospectus:
Trading Symbol	GFAXX
Class Y Shares Prospectus | SDIT ULTRA SHORT DURATION BOND FUND | Class Y
Prospectus:
Trading Symbol	SECYX
Class Y Shares Prospectus | SDIT SHORT DURATION GOVERNMENT FUND | Class Y
Prospectus:
Trading Symbol	SDGFX
Class Y Shares Prospectus | SDIT GNMA FUND | Class Y
Prospectus:
Trading Symbol	SGMYX